Insurance - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance contract liabilities	$ 579	$ 401
Contractual service margin	1,550	1,689
Investment contract liabilities measured at amortized cost	147	0
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 107	$ 73